Condensed Financial Information of Registrant Prudential plc - Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Interest paid		$ (16)	$ (11)	$ (25)
Taxes (paid) received		(449)	(453)	(551)
Financing activities
Issues of ordinary share capital		(4)	2,382	13
Issuance of core structural borrowings	[1]	346	995	983
Redemption of core structural borrowings	[1]	(2,075)	(1,250)
Investing activities
Disposal of Jackson shares	[2]	293	83
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax	[3]	1,482	3,018	3,179
Prudential plc
Operating activities
Net cash inflow from operating activities before interest and tax		664	417	273
Interest paid		(204)	(328)	(320)
Taxes (paid) received		(4)	(13)	93
Equity dividends paid		(474)	(421)	(814)
Net cash outflow from operating activities		(18)	(345)	(768)
Financing activities
Issues of ordinary share capital		(4)	2,383	13
Issuance of core structural borrowings		346	995	983
Redemption of core structural borrowings		(2,075)	(1,250)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		1	(1)	(19)
Dividend income and returns of capital from investment in subsidiary undertakings			215	112
Movement in share based payment receivable		(111)
Capitalisation of amount owed by subsidiary		(62)
Movement in net amount owed by subsidiary undertakings		(36)	(374)	(370)
Net cash outflow (inflow) from financing activities		(1,941)	1,968	719
Investing activities
Disposal of Jackson shares		293	83
Net cash inflow from investing activities		293	83
Net cash (outflow) inflow for the year		(1,666)	1,706	(49)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax		460	2,642	(66)
Add back: interest charged to profit or loss		207	328	320
Adjustments for non-cash items:
Non-cash dividends paid			(2,968)
Revaluation of Jackson on distribution in 2021			439
Gain on realisation of Jackson shares			(23)
Foreign currency exchange and other movements		8	(6)	8
Decrease (increase) in debtors		9	(4)	(1)
(Increase) decrease in creditors		(20)	9	12
Net cash inflow from operating activities before interest and tax		$ 664	$ 417	$ 273

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[2]	Net cash flows from other investing activities include amounts paid for distribution rights and cash flows arising from the sale of subsidiaries, joint ventures and associates and investments that do not form part of the Group’s operating activities
[3]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.